LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of Lease-Related Assets and Liabilities
a.	The following table summarizes the Company’s lease-related assets and liabilities recorded on the consolidated balance sheet:

	Classification	December 31, 2025	December 31, 2024
Assets:

Operating lease assets (*)	Operating lease right-of-use assets	$104,774	$115,392

Total lease assets		$104,774	$115,392

Liabilities:

Current lease liabilities	Accrued expenses and other liabilities	26,917	24,339
Long-term lease liabilities	Long-term operating lease liabilities	106,377	107,313

Total lease liabilities		$133,294	$131,652

(*) Following the closures of the Sdot Yam and Bar Lev plants, the Company assessed the recoverability of the related right-of-use assets associated with non-cancelable lease agreements effective through 2032. The Company recorded impairment charges of $16,575 in 2023 and $6,859 in 2025, respectively. (See also note 2k).

Lease term and discount rate:	December 31, 2025	December 31, 2024

Weighted-average remaining lease term — operating leases	5.94 years	6.5 years
Weighted-average discount rate — operating leases	3.69%	3.1%

Schedule of Components of Operating Lease Cost
	December 31, 2025	December 31, 2024
Operating lease cost:

Operating lease expense	$31,406	$28,454
Variable lease expense (*)	4,191	7,306
Sublease income	(4,166)	(1,624)

Total operating lease cost	$31,431	$34,136

(*) Includes short-term leases, index and other variable lease costs.

Schedule of Operating Lease Liabilities
December 31,

2026	29,892
2027	26,108
2028	22,512
2029	20,712
2030	19,180
2031 and thereafter	29,987

Total future lease payments (1,2)	148,391
Less imputed interest	(15,097)

Total	$133,294

(1) Total lease payments have not been reduced by approximately $22.7 million of future rental income expected to be received under sublease agreements.

(2) As of December 31, 2025, the Company entered into additional operating lease agreements that had not yet commenced, with aggregate future lease payments of approximately $3.1 million. These leases are expected to commence during 2026 and have lease terms of approximately five years.

Schedule of Supplemental Cash Flow Information
	December 31, 2025	December 31, 2024
Cash paid for amounts included in measurement of lease liabilities:

Operating cash flows for operating leases	$30,097	$27,468